LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2015
LAND USE RIGHTS, NET [Abstract]
LAND USE RIGHTS, NET

15. LAND USE RIGHTS, NET

Land use rights represent fees paid to the government to obtain the rights to use certain lands over periods of 50 to 70 years, as applicable, in the PRC.

	As of December 31,
	2014	2015
	RMB	RMB
Land use rights	406,639,529	386,633,770
Less: accumulated amortization	(34,707,379)	(36,719,630)
Land use rights, net	371,932,150	349,914,140

Amortization expense was RMB6,664,272 , RMB6,882,863 and RMB6,300,488 for the years ended December 31, 2013, 2014 and 2015, respectively. As of December 31, 2015, estimated amortization expense in each of the next five years is RMB6,937,672.

As of December 31, 2015, Certain land use rights with net book value of RMB303,519,533 were pledged as collateral for the Company's borrowings (Note 20).